Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	$ 400	$ 492
Less than 1 year	353
Less than 1 year		372
1-3 years	33	107
3-5 years	9	9
More than 5 years	5	4
Bothell Office Operating Lease [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	309	376
Less than 1 year	285
Less than 1 year		281
1-3 years	24	95
Vancouver Office Operating Lease [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	46	68
Less than 1 year	46
Less than 1 year		68
UBC License Maintenance Fees [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	28	26
Less than 1 year	5
Less than 1 year		4
1-3 years	9	9
3-5 years	9	9
More than 5 years	5	4
Leased Equipment [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Total	17	22
Less than 1 year	$ 17
Less than 1 year		19
1-3 years		$ 3